Revision to Previously Issued Interim Financial Statements - Summary of Forth Revisions to the Unaudited Interim Condensed Consolidated Statements of Other Comprehensive Income (Loss) (Details) - USD ($)
$ in Thousands
	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revision To Previously Issued Interim Financial Statements [Line Items]
Net (loss) income	$ 379,736	$ 159,768	$ (490,702)	$ (330,934)	$ 48,802	$ 152,977	$ (1,850,096)	$ 414,674
Total comprehensive (loss) income	398,688	155,204	(501,305)			103,423	(1,843,195)	435,229
Total comprehensive (loss) income attributable to Viking Holdings Ltd	398,970	155,058	(501,593)			$ 102,788	(1,843,657)	435,278
As Reported
Revision To Previously Issued Interim Financial Statements [Line Items]
Net (loss) income	374,800	155,801	(493,928)	(338,127)	36,673		(1,858,601)	398,518
Total comprehensive (loss) income	393,752	151,237	(504,531)				(1,851,700)	419,073
Total comprehensive (loss) income attributable to Viking Holdings Ltd	394,034	151,091	(504,819)				(1,852,162)	419,122
Adjustment
Revision To Previously Issued Interim Financial Statements [Line Items]
Net (loss) income	4,936	3,967	3,226	$ 7,193	$ 12,129		8,505	16,156
Total comprehensive (loss) income	4,936	3,967	3,226				8,505	16,156
Total comprehensive (loss) income attributable to Viking Holdings Ltd	4,936	3,967	3,226				$ 8,505	$ 16,156
As Revised
Revision To Previously Issued Interim Financial Statements [Line Items]
Net (loss) income	$ 379,736	$ 159,768	$ (490,702)